NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Prospectus Supplement dated September 30, 2009
 to the Prospectus dated March 2, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective September 30, 2009, the primary benchmark for each of the above-referenced Funds has changed. As a result of this change, the information found on pages 12-14 of the Prospectus has been deleted in its entirety and restated as follows:

After-tax returns are shown in the tables for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Destination 2010 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–27.94%	–20.05%
Class A shares – After Taxes on	–28.56%	–20.78%
Distributions
Class A shares – After Taxes on	–17.94%	–17.17%
Distributions and Sales of Shares
Class C shares – Before Taxes	–24.92%	–17.10%
Class R1 shares – Before Taxes	–23.91%	–16.88%
Class R2 shares – Before Taxes	–23.86%	–16.72%
Institutional Class shares – Before Taxes	–23.32%	–16.12%
Institutional Service Class – Before Taxes	–23.46%	–16.37%
Morningstar Lifetime 2010 Index[2]	–18.19%	–11.59%[4]

DJ Target 2010 Index[3]	–9.86%	–7.90%[4]

Destination 2015 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–28.96%	–20.95%
Class A shares – After Taxes on	–29.46%	–21.54%
Distributions
Class A shares – After Taxes on	–18.60%	–17.86%
Distributions and Sales of Shares
Class C shares – Before Taxes	–25.94%	–17.93%
Class R1 shares – Before Taxes	–25.06%	–17.82%
Class R2 shares – Before Taxes	–24.86%	–17.62%
Institutional Class shares – Before Taxes	–24.44%	–17.10%
Institutional Service Class – Before Taxes	–24.62%	–17.32%
Morningstar Lifetime 2015 Index[2]	–21.80%	–14.70%[4]
DJ Target 2015 Index[3]	–15.02%	–13.76%[4]

Destination 2020 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–31.39%	–22.96%
Class A shares – After Taxes on	–31.81%	–23.49%
Distributions
Class A shares – After Taxes on	–20.18%	–19.51%
Distributions and Sales of Shares
Class C shares – Before Taxes	–28.52%	–20.09%
Class R1 shares – Before Taxes	–27.36%	–19.71%
Class R2 shares – Before Taxes	–27.46%	–19.70%
Institutional Class shares – Before Taxes	–26.84%	–19.08%
Institutional Service Class – Before Taxes	–27.22%	–19.46%
Morningstar Lifetime 2020 Index[2]	–26.24%	–18.54%[4]
DJ Target 2020 Index[3]	–20.31%	–19.65%[4]

Destination 2025 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–33.78%	–25.07%

Class A shares – After Taxes on	–34.20%	–25.59%
Distributions
Class A shares – After Taxes on	–21.71%	–21.26%
Distributions and Sales of Shares
Class C shares – Before Taxes	–30.76%	–22.05%
Class R1 shares – Before Taxes	–29.98%	–21.98%
Class R2 shares – Before Taxes	–29.94%	–21.85%
Institutional Class shares – Before Taxes	–29.53%	–21.34%
Institutional Service Class – Before Taxes	–29.71%	–21.62%
Morningstar Lifetime 2025 Index[2]	–30.56%	–22.29%[4]
DJ Target 2025 Index[3]	–25.30%	–25.14%[4]

Destination 2030 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–36.76%	–27.58%
Class A shares – After Taxes on	–37.14%	–28.08%
Distributions
Class A shares – After Taxes on	–23.64%	–23.34%
Distributions and Sales of Shares
Class C shares – Before Taxes	–34.03%	–24.76%
Class R1 shares – Before Taxes	–33.27%	–24.66%
Class R2 shares – Before Taxes	–33.28%	–24.59%
Institutional Class shares – Before Taxes	–32.78%	–24.07%
Institutional Service Class – Before Taxes	–32.92%	–24.25%
Morningstar Lifetime 2030 Index[2]	–33.69%	–25.02%[4]
DJ Target 2030 Index[3]	–30.56%	–22.29%[4]

Destination 2035 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–38.58%	–29.34%
Class A shares – After Taxes on	–38.93%	–29.89%
Distributions
Class A shares – After Taxes on	–24.83%	–24.81%
Distributions and Sales of Shares
Class C shares – Before Taxes	–35.97%	–26.64%
Class R1 shares – Before Taxes	–35.22%	–26.57%
Class R2 shares – Before Taxes	–34.96%	–26.31%
Institutional Class shares – Before Taxes	–34.59%	–25.85%
Institutional Service Class – Before Taxes	–34.84%	–26.12%

Morningstar Lifetime 2035 Index[2]	–35.32%	–26.40%[4]
DJ Target 2035 Index[3]	–32.57%	–33.03%[4]

Destination 2040 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–40.89%	–31.42%
Class A shares – After Taxes on	–41.20%	–31.93%
Distributions
Class A shares – After Taxes on	–26.32%	–26.51%
Distributions and Sales of Shares
Class C shares – Before Taxes	–38.34%	–28.68%
Class R1 shares – Before Taxes	–37.67%	–28.63%
Class R2 shares – Before Taxes	–37.55%	–28.49%
Institutional Class shares – Before Taxes	–37.14%	–27.99%
Institutional Service Class – Before Taxes	–37.26%	–28.16%
Morningstar Lifetime 2040 Index[2]	–35.94%	–26.90%[4]
DJ Target 2040 Index[3]	–34.17%	–34.74%[4]

Destination 2045 Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–41.25%	–28.54%
Class A shares – After Taxes on	–41.64%	–32.12%
Distributions
Class A shares – After Taxes on	–26.53%	–26.67%
Distributions and Sales of Shares
Class C shares – Before Taxes	–38.69%	–29.02%
Class R1 shares – Before Taxes	–38.06%	–28.99%
Class R2 shares – Before Taxes	–37.82%	–28.75%
Institutional Class shares – Before Taxes	–37.45%	–28.29%
Institutional Service Class – Before Taxes	–37.68%	–28.55%
Morningstar Lifetime 2045 Index[2]	–36.27%	–27.14%[4]
DJ Target 2045 Index[3]	–34.40%	–34.98%[4]

Destination 2050 Fund Average annual total returns[1] as of December 31, 2008:

1 Year	Since
inception
(Aug. 30, 2007)

Class A shares – Before Taxes	–41.34%	–31.65%
Class A shares – After Taxes on	–41.77%	–32.33%
Distributions
Class A shares – After Taxes on	–26.63%	–26.79%
Distributions and Sales of Shares
Class C shares – Before Taxes	–38.83%	–29.11%
Class R1 shares – Before Taxes	–38.20%	–29.08%
Class R2 shares – Before Taxes	–38.11%	–28.91%
Institutional Class shares – Before Taxes	–37.57%	–28.32%
Institutional Service Class – Before Taxes	–37.76%	–28.59%
Morningstar Lifetime 2050 Index[2]	–36.48%	–27.27%[4]
DJ Target 2050 Index[3]	–34.40%	–34.98%[4]

Retirement Income Fund Average annual total returns[1] as of December 31, 2008:

	1 Year	Since
		inception
		(Aug. 30, 2007)
Class A shares – Before Taxes	–16.59%	–10.55%
Class A shares – After Taxes on	–17.50%	–11.45%
Distributions
Class A shares – After Taxes on	–10.65%	–9.32%
Distributions and Sales of Shares
Class C shares – Before Taxes	–12.83%	–7.01%
Class R1 shares – Before Taxes	–11.78%	–6.86%
Class R2 shares – Before Taxes	–11.56%	–6.64%
Institutional Class shares – Before Taxes	–10.97%	–5.98%
Institutional Service Class – Before Taxes	–11.30%	–5.79%
Morningstar Lifetime Income Index[2]	–12.65%	–6.80%[4]
DJ Target Today Index[3]	–1.91%	0.34%[4]

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 Effective September 30, 2009, the Funds changed their benchmark indexes from the Dow Jones (DJ) Target Date Indexes to the MorningstarTM Lifetime Allocation Indexes. The MorningstarTM Lifetime Allocation Indexes are a family of multi-asset class target maturity indexes consisting of 13 target-date indexes, each of which is available in five-year intervals. The index asset allocations adjust over time reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on Ibbotson’s Lifetime Asset Allocation methodology. An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

3 The Dow Jones (DJ) Target Date Indexes are a series of unmanaged, portfolio-based, asset-class-weighted indexes that consist of composites of subindexes that represent the three major asset classes—stocks, bonds and cash. The indexes measure the performance of balanced and multi-asset-class portfolios. These portfolios typically have five-year-interval target dates, and their allocations in stocks, bonds and cash are adjusted automatically to gradually reduce risk as the target dates approach. The indexes’ asset-class weightings are rebalanced monthly to match predetermined relative levels of potential risk, with a minimum of 4% weighting in each asset class. Dow Jones subindexes represent the stock component of each target date index, and Barclays Capital subindexes represent the bond and cash components. An index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

4 The index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the index is since August 31, 2007.

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PROSPECTUS FOR FUTURE REFERENCE